Trade payables - Disclosure of Trade Payables (Details) - EUR (€) € in Thousands	Mar. 31, 2024	Mar. 31, 2023
Trade and other payables [abstract]
Merchants	€ 128,106	€ 102,315
Tourists	121,124	84,942
Agents	5,336	6,751
Other TFS payables	16,836	15,098
Other trade payables	10,596	0
Trade payables	€ 281,998	€ 209,106